RESTATEMENT AND RECLASSIFICATIONS	12 Months Ended
Dec. 31, 2018
RESTATEMENT AND RECLASSIFICATIONS
RESTATEMENT AND RECLASSIFICATIONS

3     RESTATEMENT AND RECLASSIFICATIONS

Starting from April 2019, the Company’s audit committee conducted an independent investigation (the “Investigation”) regarding certain issues identified by its predecessor auditor during the course of the audit of the Company’s financial statements for the year ended December 31, 2018. Through the Investigation, the Company has identified certain management members and personnel were involved in misconducts in certain transactions. In response, the Company has restated its financial statements for the fiscal years from 2014 to 2017.

The effects of the reclassifications and restatement for the errors on the consolidated balance sheets are as follows:

	As of December 31, 2016
		As
		previously	Restatement	As
	Item	reported	adjustments	Restated
		RMB	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents		810,672	—	810,672
Time deposits		416,724	—	416,724
Restricted cash		—	—	—
Accounts receivable, net of allowance for doubtful accounts	(a),(b)(e)	97,374	(79,059)	18,315
Amounts due from a related party	(d)	—	4,978	4,978
Prepaid expenses and other current assets	(b)	126,088	5,017	131,105
Total current assets		1,450,858	(69,064)	1,381,794
Time deposits		58,667	—	58,667
Accounts receivable, net of allowance for doubtful accounts-non current	(a)	1,176	8,089	9,265
Amounts due from a related party	(d)	—	6,500	6,500
Property and equipment, net	(b),(e)	437,337	(10,336)	427,001
Intangible assets, net	(e)	—	5,194	5,194
Goodwill		3,365	—	3,365
Long term investments		41,760	—	41,760
Deferred income tax assets	(f)	54,127	(49,575)	4,552
Other non-current assets	(d),(e)	37,722	(1,810)	35,912
Total assets		2,085,012	(111,002)	1,974,010
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable		4,502	—	4,502
Amounts due to related parties	(d)	79	447	526
Income taxes payable	(f)	91,240	(40,853)	50,387
Deferred revenue	(a),(e)	266,061	62,721	328,782
Accrued expenses and other current liabilities	(a),(b),(e)	117,867	51,655	169,522
Total current liabilities		479,749	73,970	553,719
Other non-current liabilities		7,043	—	7,043
Total liabilities		486,792	73,970	560,762
Shareholders’ equity:
Ordinary shares		388	—	388
Treasury shares		(93,761)	—	(93,761)
Additional paid-in capital		995,216	—	995,216
Accumulated other comprehensive income		58,204	—	58,204
Retained earnings	(a),(b),(d),(e),(f)	638,173	(184,972)	453,201
Total shareholders’ equity		1,598,220	(184,972)	1,413,248
Total liabilities and equity		2,085,012	(111,002)	1,974,010

		As of December 31, 2017
		As
		previously	Restatement	As
	Item	reported	adjustments	Restated
		RMB	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents		686,691	—	686,691
Time deposits		432,536	—	432,536
Accounts receivable, net of allowance for doubtful accounts	(a),(b),(e)	216,700	(165,057)	51,643
Amounts due from a related party	(d)	231	6,711	6,942
Prepaid expenses and other current assets	(b)	156,360	(653)	155,707
Total current assets		1,492,518	(158,999)	1,333,519
Time deposits		505	—	505
Accounts receivable, net of allowance for doubtful accounts-non current	(a)	14,582	(8,178)	6,404
Amounts due from a related party	(d)	—	6,500	6,500
Property and equipment, net	(b), (e)	519,691	(17,352)	502,339
Intangible assets, net	(e)	—	4,753	4,753
Goodwill		3,365	—	3,365
Long term investments	(e)	101,920	(24,750)	77,170
Deferred income tax assets	(f)	72,600	(66,979)	5,621
Other non-current assets	(d),(e)	77,464	787	78,251
Total assets		2,282,645	(264,218)	2,018,427
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable		11,351	—	11,351
Amounts due to related parties	(d)	—	216	216
Income taxes payable	(f)	125,971	(58,638)	67,333
Deferred revenue	(a),(c),(e)	302,163	50,097	352,260
Accrued expenses and other current liabilities	(a),(b),(c),(e)	184,646	128,783	313,429
Total current liabilities		624,131	120,458	744,589
Other non-current liabilities		4,329	—	4,329
Total liabilities		628,460	120,458	748,918
Shareholders’ equity:
Ordinary shares		401	—	401
Treasury shares		(255,103)	—	(255,103)
Additional paid-in capital		1,094,872	—	1,094,872
Accumulated other comprehensive income	(e)	54,122	(14,750)	39,372
Retained earnings	(a), (b), (d), (e), (f)	759,893	(369,926)	389,967
Total shareholders’ equity		1,654,185	(384,676)	1,269,509
Total liabilities and equity		2,282,645	(264,218)	2,018,427

The effects of the reclassifications and restatement for the errors on the consolidated statements of operations and comprehensive loss are as follows:

		Year Ended December 31, 2016
		As previously	Restatement	As
	Item	reported	adjustments	Restated
		RMB	RMB	RMB
Net revenues	(a),(e)	1,579,604	(59,569)	1,520,035
Cost of revenues	(a),(b)	(449,104)	5,637	(443,467)
Selling and marketing expenses	(b)	(527,553)	3,476	(524,077)
General and administrative expenses	(a),(b),(d)	(307,519)	43,074	(264,445)
Research and development expenses		(65,594)	—	(65,594)
Operating income		229,834	(7,382)	222,452
Interest income	(a),(b)	23,974	1,091	25,065
Other income		15,960	—	15,960
Loss on foreign currency forward contract		(12,898)	—	(12,898)
Foreign currency exchange gains		3,760	—	3,760
Income before income taxes		260,630	(6,291)	254,339
Income tax expense	(f)	(18,776)	(9,443)	(28,219)
Net income		241,854	(15,734)	226,120

		Year Ended December 31, 2017
	Item	As previously	Restatement	As
		reported	adjustments	Restated
		RMB	RMB	RMB
Net revenues	(a),(c),(e)	1,973,806	(220,111)	1,753,695
Cost of revenues	(a),(b)	(599,199)	6,253	(592,946)
Selling and marketing expenses	(b)	(713,120)	5,963	(707,157)
General and administrative expenses	(a),(b),(d)	(392,296)	37,464	(354,832)
Research and development expenses		(100,032)	—	(100,032)
Operating income (loss)		169,159	(170,431)	(1,272)
Interest income	(a),(b)	21,000	(4,903)	16,097
Other income (loss)	(e)	26,702	(10,000)	16,702
Foreign currency exchange loss		(6,284)	—	(6,284)
Income before income taxes		210,577	(185,334)	25,243
Income tax expense	(f)	(25,770)	380	(25,390)
Net income (loss)		184,807	(184,954)	(147)

The effects of the reclassifications and restatement for the errors on the consolidated statements of cash flows are as follows:

	Year Ended December 31, 2016
	As previously	Restatement	As
	reported	adjustments	Restated
	RMB	RMB	RMB
Operating activities:
Net income	241,854	(15,734)	226,120
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	72,757	879	73,636
Bad debt expense	33,605	(33,605)	—
Loss on disposal of property and equipment	297	—	297
Deferred income tax benefit	(18,895)	17,348	(1,547)
Share based compensation expense	67,824	—	67,824
Investment loss (gain)	29	(100)	(71)
Foreign currency exchange gain, net	(3,760)	(29,645)	(33,405)
Changes in operating assets and liabilities, net of effects from acquisition of Hanru Hangzhou and Hao Xiao Zi
Accounts receivable	22,928	(18,934)	3,994
Amounts due from a related party	—	(3,753)	(3,753)
Prepaid expenses and other current assets	(60,362)	(5,129)	(65,491)
Accrued interest income on time deposits	5,264	—	5,264
Other non-current assets	(7,071)	1,364	(5,707)
Accounts payable	(248)	—	(248)
Amounts due to related parties	(800)	—	(800)
Income taxes payable	34,947	(7,904)	27,043
Deferred revenue	101,439	21,934	123,373
Accrued expenses and other current liabilities	36,781	45,296	82,077
Other non-current liabilities	(2,559)	—	(2,559)
Net cash provided by operating activities	524,030	(27,983)	496,047

Investing activities:
Purchase of property and equipment and intangible assets	(381,982)	(1,693)	(383,675)
Proceeds from disposal of property and equipment	358	88	446
Purchase of short-term investments	(1,937,000)	1,517,000	(420,000)
Proceeds from maturity of short-term investments	1,937,000	(1,517,000)	420,000
Purchase of long-term investments	(12,755)	—	(12,755)
Purchase of time deposits	(421,170)	(217,000)	(638,170)
Proceeds from maturity of time deposits	678,741	246,645	925,386
Payment for acquisition of Hanru Hangzhou	(4,360)	—	(4,360)
Cash acquired from acquisition of Hanru Hangzhou	148	—	148
Issuance of loan to a related party	(6,500)	—	(6,500)
Issuance of loans to employees	(12,025)	(118)	(12,143)
Proceeds from repayment of loans from employees	3,096	61	3,157
Net cash used in investing activities	(156,449)	27,983	(128,466)

Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	20,388	—	20,388
Payment of dividend	(54,026)	—	(54,026)
Repurchase of treasury shares	(44,406)	—	(44,406)
Net cash used in financing activities	(78,044)	—	(78,044)
Changes in cash and cash equivalents	289,537		289,537
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	7,197	—	7,197
Net change in cash, cash equivalents and restricted cash	296,734	—	296,734
Cash, cash equivalents and restricted cash at beginning of year	513,938	—	513,938
Cash, cash equivalents and restricted cash at end of year	810,672	—	810,672

	Year Ended December 31, 2017
	As previously	Restatement	As
	reported	adjustments	Restated
	RMB	RMB	RMB
Operating activities:
Net income (loss)	184,807	(184,954)	(147)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	100,724	39	100,763
Bad debt expense	31,499	(31,499)	—
Loss on disposal of property and equipment	917	—	917
Deferred income tax benefit	(18,473)	17,302	(1,171)
Share based compensation expense	77,415	—	77,415
Investment income	(19,267)	19,314	47
Foreign currency exchange losses, net	6,471	(374)	6,097
Impairment of long-term investments	—	10,000	10,000
Changes in operating assets and liabilities, net of effects from acquisition of Hanru Hangzhou and Hao Xiao Zi
Accounts receivable	(164,231)	133,765	(30,466)
Amounts due from related parties	—	(1,964)	(1,964)
Prepaid expenses and other current assets	(18,712)	(14,414)	(33,126)
Accrued interest income on time deposits	1,809	—	1,809
Other non-current assets	(12,432)	19,013	6,581
Accounts payable	(196)	—	(196)
Amounts due to related parties	(310)	—	(310)
Income taxes payable	34,731	(17,682)	17,049
Deferred revenue	36,102	(12,625)	23,477
Accrued expenses and other current liabilities	50,407	77,127	127,534
Other non-current liabilities	(2,604)	—	(2,604)
Net cash provided by operating activities	288,657	13,048	301,705

Investing activities:
Purchase of property and equipment and intangible assets	(177,251)	432	(176,819)
Proceeds from disposal of property and equipment	462	(39)	423
Purchase of short-term investments	(1,970,000)	1,020,000	(950,000)
Proceeds from maturity of short-term investments	1,989,314	(1,039,314)	950,000
Purchase of long-term investments	(50,500)	—	(50,500)
Payment of long-term investment deposit	(4,380)	—	(4,380)
Purchase of time deposits	(509,739)	(6,000)	(515,739)
Proceeds from maturity of time deposits	528,999	5,959	534,958
Issuance of loans to employees	(35,379)	4,753	(30,626)
Proceeds from repayment of loans from employees	5,352	787	6,139
Net cash used in investing activities	(223,122)	(13,422)	(236,544)

Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	22,254	—	22,254
Payment of dividend	(63,087)	—	(63,087)
Repurchase of treasury shares	(143,389)	—	(143,389)
Net cash used in financing activities	(184,222)	—	(184,222)
Changes in cash and cash equivalents	(118,687)	(374)	(119,061)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(5,294)	374	(4,920)
Net change in cash, cash equivalents and restricted cash	(123,981)	—	(123,981)
Cash, cash equivalents and restricted cash at beginning of year	810,672	—	810,672
Cash, cash equivalents and restricted cash at end of year	686,691	—	686,691

The following errors in the Company’s annual financial statements were identified and corrected as part of the restatement:

(a)	Restatement adjustments to inaccurate revenue and relevant accounts

The Company restated the inaccurate revenue recorded for years ended December 31, 2016 and 2017, which was due to the misstatement of revenue resulted from intentional revenue inflation, inaccurate student account status and loan data recorded in the Company’s customer relationship management (CRM) system, premature recognition of revenue from certain students, and inaccurate accounting treatment of tuition refunds.

The restatement resulted in a decrease of RMB54,086 and RMB33,605 in revenue and general and administrative expenses for bad debt provision, respectively, for the year ended December 31, 2016, a decrease of RMB133,027 in current and non-current accounts receivable net balances, respectively, and an increase of RMB64,385 in deferred revenue as of December 31, 2016.

The restatement resulted in a decrease of RMB193,303 and RMB31,499 in revenue and general and administrative expenses for bad debt provision, respectively, for the year ended December 31, 2017, a decrease of RMB270,520 in current and non-current accounts receivable net balances, and an increase of RMB97,553 in deferred revenue as of December 31, 2017.

In addition, the interest income and cost of revenue for the years ended December 31, 2016 and 2017, and tax and other tax payable as of December 31, 2016 and 2017 were also restated accordingly.

(b)Restatement adjustments to expense inaccuracies

The Company discovered instances of improper charges against accounts receivable and/or bad debts, and certain students’ tuition fee refund due to early termination of study through payment for irregular expense or loan from an individual.

The restatement resulted in an increase of RMB61,088,  RMB48,539 and RMB5,015 in accounts receivable, other payable and other receivables, respectively, a decrease of RMB450 in property and equipment as of December 31, 2016, and an increase of RMB2,539 of interests expense, a decrease of RMB17,195 in cost of revenue, general and administrative expense and selling expenses collectively for the year ended December 31, 2016.

The restatement resulted in an increase of RMB93,372, RMB58,697 and RMB1,563 in accounts receivable, other payable and other receivables, respectively, a decrease of RMB882 in property and equipment as of December 31, 2017, and an increase of RMB4,958 of interests expense, a decrease of RMB23,199 in cost of revenue, general and administrative expense and selling expenses collectively for the year ended December 31, 2017.

(c)Restatement adjustment to accrue guarantee liabilities for the guarantee provided for students’ loan

The Company did not recognize guarantee liabilities in accordance with ASC Topic 460 to reflect that it provided guarantee to certain students who borrowed the tuition fee from financial service providers. Thus the Company proposed restatement adjustments which resulted in an increase of RMB83,693 in accrued expenses and other current liabilities-guarantee liabilities, and a decrease of RMB46,165 in deferred revenue as of December 31, 2017, and a decrease of RMB37,529 in revenue for year ended December 31, 2017.

(d)Incomplete disclosed related party transactions

The Company has properly classified and presented the related party balances and transactions in the restated consolidation financial statements and disclosed in Note 14, in response to the audit committee’s finding on undisclosed conflict of interest and related party transactions. The restatement resulted in an increase of RMB11,478 in current and non-current amount due from related parties, and RMB447 in amount due to related parties as of December 31, 2016, and an increase of RMB13,211 in current and non-current amount due from related parties, and RMB216 in amount due to related parties as of December 31, 2017.

(e)Restatement and reclassification adjustments to miscellaneous items

The Company also corrected and reclassified some minor errors, which led to increase or decrease in certain accounts, i.e. accounts receivable, advance from customers, long-term investment and investment income, cost and expenses, as well as reclassification in property and equipment, intangible assets and other non-current assets, etc.

(f)Adjustments on tax payable due to the restatement

According to the restatement adjustments above, the Company restated the income tax payable and deferred tax assets, which resulted in an increase of RMB9,443 in income tax expense in year ended December 31, 2016, a decrease of RMB49,574 and RMB40,853 in non-current deferred tax assets and income tax payable, respectively, as of December 31, 2016, and a decrease of RMB380 in income tax expense in year ended December 31, 2017, a decrease of RMB66,979 and RMB58,638 in non-current deferred tax assets and income tax payable, respectively, as of December 31, 2017.

(g)Retain earnings

As a result of the foregoing, the Company restated the cumulative effect of the change on retained earnings, which resulted in a decrease of RMB184,972 and RMB369,926 in years ended December 31, 2016 and 2017.

(h)Earnings (loss) per share

As a result of the foregoing, the cumulative effect of earnings (loss) per share as follows:

	Year Ended December 31, 2016
	As previously	Restatement
	reported	adjustments	As restated
	RMB	RMB	RMB
Numerator:
Net income attributable to Class A and Class B ordinary shareholders	241,854	(15,734)	226,120
Net income for basic and diluted earnings per share	241,854	(15,734)	226,120
Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding	55,540,670	0	55,540,670
Dilutive effect of outstanding share options	3,464,591	0	3,464,591
Denominator for diluted earnings per share	59,005,261	0	59,005,261
Basic earnings per Class A and Class B ordinary share	4.36	(0.28)	4.07
Diluted earnings per Class A and Class B ordinary share	4.10	(0.27)	3.83

	Year Ended December 31, 2017
	As previously	Restatement
	reported	adjustments	As restated
	RMB	RMB	RMB
Numerator:
Net income (loss) attributable to Class A and Class B ordinary shareholders	184,807	(184,954)	(147)
Net income (loss) for basic and diluted earnings per share	184,807	(184,954)	(147)
Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding	56,849,332	—	56,849,332
Dilutive effect of outstanding share options	2,749,379	—	—
Denominator for diluted earnings (loss) per share	59,598,711	—	56,849,332
Basic earnings (loss) per Class A and Class B ordinary share	3.25	(3.25)	(0.00)
Diluted earnings (loss) per Class A and Class B ordinary share	3.10	(3.10)	(0.00)